PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost
Buildings	$5,179,324	$4,944,672
Furniture, fixtures and equipment	898,038	885,724
Leasehold improvements	755,804	775,422
Plant and gaming machinery	225,146	228,591
Transportation	87,281	88,590
Construction in progress	652,662	563,720

Sub-total	7,798,255	7,486,719
Less: accumulated depreciation and amortization	(2,142,432)	(1,726,490)

Property and equipment, net	$5,655,823	$5,760,229

As of December 31, 2016 and 2015, construction in progress in relation to City of Dreams, Studio City and City of Dreams Manila included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $88,607 and $69,311, respectively.

The cost and accumulated depreciation and amortization of property and equipment held under capital lease arrangements were $237,858 and $26,438 as of December 31, 2016 and $251,176 and $14,322 as of December 31, 2015, respectively. Further information of the lease arrangements is included in Note 12.